INTANGIBLE ASSETS AND GOODWILL (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Statement [Line Items]
Balance, Beginning	$ 30,124,000
Additions	0
Acquired Through Business Combinations (note 8)	29,626,000
Impairment	(16,000,000)
Accumulated Amortization, Balance Beginning	304,000
Accumulated Amortization, Additions	1,052,000
Accumulated Amortization, Balance Ending	1,356,000
Intangible Assets And Goodwill	42,098,000
Foreign Currency Translation	(296,000)
Balance, Ending	43,750,000
Licences [member]
Statement [Line Items]
Additions	0
Acquired Through Business Combinations (note 8)	0
Impairment	0
Accumulated Amortization, Balance Beginning	129,000
Accumulated Amortization, Additions	82,000
Accumulated Amortization, Balance Ending	211,000
Intangible Assets And Goodwill	381,000
Foreign Currency Translation	(18,000)
Balance, Beginning	610,000
Balance, Ending	610,000
Customer Relationships [Member]
Statement [Line Items]
Additions	0
Acquired Through Business Combinations (note 8)	1,160,000
Impairment	0
Accumulated Amortization, Balance Beginning	26,000
Accumulated Amortization, Additions	169,000
Accumulated Amortization, Balance Ending	195,000
Intangible Assets And Goodwill	2,724,000
Foreign Currency Translation	0
Balance, Beginning	1,759,000
Balance, Ending	2,919,000
Trademarks and brands [Member]
Statement [Line Items]
Additions	0
Acquired Through Business Combinations (note 8)	3,357,000
Impairment	0
Accumulated Amortization, Balance Beginning	35,000
Accumulated Amortization, Additions	306,000
Accumulated Amortization, Balance Ending	341,000
Intangible Assets And Goodwill	5,206,000
Foreign Currency Translation	(21,000)
Balance, Beginning	2,211,000
Balance, Ending	5,568,000
Patents [Member]
Statement [Line Items]
Additions	0
Acquired Through Business Combinations (note 8)	240,000
Impairment	0
Accumulated Amortization, Balance Beginning	48,000
Accumulated Amortization, Additions	297,000
Accumulated Amortization, Balance Ending	345,000
Intangible Assets And Goodwill	4,195,000
Foreign Currency Translation	0
Balance, Beginning	4,300,000
Balance, Ending	4,540,000
Non-compete agreements [Member]
Statement [Line Items]
Additions	0
Acquired Through Business Combinations (note 8)	0
Impairment	0
Accumulated Amortization, Balance Beginning	66,000
Accumulated Amortization, Additions	198,000
Accumulated Amortization, Balance Ending	264,000
Intangible Assets And Goodwill	926,000
Foreign Currency Translation	0
Balance, Beginning	1,190,000
Balance, Ending	1,190,000
Goodwill [Member]
Statement [Line Items]
Additions	0
Acquired Through Business Combinations (note 8)	24,612,000
Impairment	(16,000,000)
Accumulated Amortization, Balance Beginning	0
Accumulated Amortization, Additions	0
Accumulated Amortization, Balance Ending	0
Intangible Assets And Goodwill	28,666,000
Foreign Currency Translation	(257,000)
Balance, Beginning	20,054,000
Balance, Ending	28,923,000
Acquired Through Business Combinations (note 8)	$ 24,869,000